Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
6.	INCOME TAXES
The components of net loss (income) are as follows (amounts in thousands):

	Year Ended December 31,
	2019	2018
U.S.	$7,980	$29,013
Non-U.S.	1,801	(390)

	$9,781	$28,623

A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is as follows (amounts in thousands):

	Year Ended December 31,
	2019	2018
Statutory tax rate	21.00%	21.00%

Net loss before income taxes	$9,781	$28,623

Expected income tax recovery	$(2,054)	$(6,011)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	(2,964)	877
Share based payments	949	1,279
Other permanent difference	(213)	(376)
Foreign income taxed at foreign rate	(99)	23
Increase in valuation allowance	4,381	4,208

Income tax expense	$—	$—

The significant components of the Company’s deferred income tax assets and liabilities after applying enacted corporate tax rates are as follows (amounts in thousands):

	As of December 31,
	2019	2018
Deferred income tax assets (liabilities)
Operating losses carried forward	$21,318	$16,028
Tax credits	679	1,217
Stock compensation	1,496	1,447
Other	1,293	85
Valuation allowance	(24,786)	(18,777)

Net deferred income tax asset	$—	$—

As of December 31, 2019, the Company has accumulated non-capital losses totaling $3.6 million in Canada and net operating losses of $75.3 million in the United States, which may be available to carry forward and offset future years’ taxable income. The losses expire in various amounts starting in 2033.
Under the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the net operating loss carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50 percent, as defined under Section 382 of the Code, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.
On December 22, 2017, the U.S. Government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“The Act”). The Act makes broad changes to the U.S. tax code, including, but not limited to, (i) reducing the U.S federal corporate tax rate from 35% to 21%; (ii) eliminating the corporate alternative minimum tax; (iii) creating a new limitation on deductible interest expense; (iv) creating the base erosion and anti-abuse tax, a new minimum tax; (v) limitation on the deductibility of certain executive compensation; (vi) enhancing the option to claim accelerated depreciation deductions on qualified property, and (vii) changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017. The Act reduced the corporate tax rate to 21%, effective January 1, 2018.

The Company completed its determination of the accounting implications of The Act on its tax accruals as of December 31, 2018 and made estimates primarily comprised of the re-measurement of federal net deferred tax assets resulting from the permanent reduction in the U.S. statutory corporate tax rate to 21% from 34%.
Uncertain Tax Positions
The Company has adopted certain provisions of ASC 740, “Income Taxes”, which prescribes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in income tax returns. The provisions also provide guidance on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, and accounting for interest and penalties associated with tax positions.
The Company files income tax returns in the U.S. federal jurisdiction, and in various state and foreign jurisdictions. The Company’s tax returns are subject to tax examinations by U.S. federal and state tax authorities, or examinations by foreign tax authorities until the expiration of the respective statutes of limitation. The Company currently has no tax years under examination.
As of December 31, 2019, the Company does not have an accrual relating to uncertain tax positions. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date.